Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income tax

10. Income tax

The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are as follows:

Consolidated profit or loss

	2022	2021	2010
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	149	1,783	10,143
Over provision in prior years	—	(1,899)	(1,912)
Deferred tax	6,319	1,151	(4,609)
Income tax expense reported in profit or loss	6,468	1,035	3,622

Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2022, 2021 and 2020:

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Accounting loss before tax	(890,439)	(58,582)	(11,592)
At China’s statutory income tax rate	(222,609)	(14,645)	(2,898)
Effect of lower tax rate (Note)	58,444	16,922	8,691
Loss attributable to a joint venture	—	123	2
Non-deductible expenses for tax purposes	3,260	824	1,718
Super deductions	(1,321)	(2,406)	(2,086)
Adjustments in respect of current tax of previous periods	149	(1,899)	(1,912)
Unrecognised tax losses	168,545	2,116	107
At the effective income tax rate of -1% (2021: -2%; 2020: -31%)	6,468	1,035	3,622
Income tax expense reported in profit or loss	6,468	1,035	3,622

Note:	The amount represented (i) a reduced enterprise income tax rate of 15% and certain other preferential tax benefits available to qualified High and New Technology Enterprise under PRC tax laws and regulations entitled by Bejing Kuke Music and (ii) effects of different tax rates in relation to other jurisdictions.

Uncertain tax positions

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities. In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2019 through 2022 remain open to examination by the respective tax authorities.

As of December 31, 2022 and 2021, the Group had accrued liabilities for uncertain tax positions of Nil and RMB1,395,000, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognised tax benefits within the next twelve months. As of December 31, 2022 and 2021, the interest and penalties in connection with unrecognised tax benefits was assessed to be minimal.

Deferred tax

Reconciliation of deferred tax assets and liabilities:

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Deferred tax assets	—	7,736
Deferred tax liabilities	—	(1,417)
Net deferred tax	—	6,319

	January 1, 2021	Credited/ (charged) to profit or loss	December 31, 2021
	RMB’000	RMB’000	RMB’000
Leases	95	61	156
Expected credit losses on debt financial assets	6,382	(1,314)	5,068
Trade payables, accrual and provisions	2,440	72	2,512
Fair value adjustment arising from business combinations	(1,447)	30	(1,417)
Total	7,470	(1,151)	6,319

	January 1, 2022	Credited/ (charged) to profit or loss	December 31, 2022
	RMB’000	RMB’000	RMB’000
Leases	156	(156)	—
Expected credit losses on debt financial assets	5,068	(5,068)	—
Trade payables, accrual and provisions	2,512	(2,512)	—
Fair value adjustment arising from business combinations	(1,417)	1,417	—
Total	6,319	(6,319)	—

The Group had tax losses arising in Mainland China of RMB64,748,000 and RMB9,133,000 as at December 31, 2022 and 2021, respectively, that will expire in one to five years for offsetting against future taxable profits of the companies in which the losses arose.

Deferred tax assets have not been recognised in respect of the tax losses as at December 31, 2022 and 2021 as the directors consider that it is currently not probable that future taxable profits will be available against which the tax losses can be utilised.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5% or 10%. The Group is therefore liable for withholding taxes on dividends distributed by the subsidiaries established in Mainland China to foreign shareholders in respect of earnings generated.

At December 31, 2022 and 2021, the directors of the Company estimated that the retained earnings of the PRC subsidiaries and a joint venture would be retained in Mainland China for use in future operations and investments. In the opinion of the directors, it is not probable that these subsidiaries and a joint venture will distribute such earnings in the foreseeable future to their foreign shareholders. The aggregate amounts of temporary differences for the undistributed earnings associated with the investments in subsidiaries and a joint venture in Mainland China for which deferred tax liabilities have not been recognised were approximately Nil and RMB 217,324,000 at December 31, 2022 and 2021, respectively. The Group has determined that the undistributed profits of its PRC subsidiaries and a joint venture will not be distributed in the foreseeable future.